Convertible Promissory Notes Payable (Tables)	3 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Schedule of convertible debentures outstanding

The Company had convertible debentures outstanding as follows:

March 31, 2016	Outstanding Balance of Convertible Debenture	Unamortized Discount	Net of Principal and Unamortized Discount

Convertible Debentures
January 10, 2014 - Debenture	$ 7,150	$ ––	$ 7,150
February 28, 2014 – Debenture	8,410	––	8,410
April 2, 2014 – Debenture	17,815	––	17,815
June 18, 2014 – Settlement Agreement	58,420	––	58,420
October 05, 2015 - Debenture	3,500	––	3,500
October 21, 2015 - Debenture	6,275	––	6,275
November 23, 2015 - Debenture	10,988	––	10,988
December 3, 2015 - Debenture	13,000	(2,218)	10,782

Total Convertible Debentures	$ 125,558	$ (2,218)	$ 123,340

December 31, 2015	Outstanding Balance of Convertible Debenture	Unamortized Discount	Net of Principal and Unamortized Discount

Convertible Debentures
January 10, 2014 - Debenture	$ 7,150	$ ––	$ 7,150
February 28, 2014 – Debenture	8,410	––	8,410
April 2, 2014 – Debenture	17,815	––	17,815
June 18, 2014 – Settlement Agreement	58,420	––	58,420
October 05, 2015 - Debenture	3,500	––	3,500
October 21, 2015 - Debenture	6,275	––	6,275
November 23, 2015 - Debenture	10,988	––	10,988
December 3, 2015 - Debenture	13,000	(5,371)	7,629

Total Convertible Debentures	$ 125,558	$ (5,371)	$ 120,187